EXHIBIT 99.1

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 02-01-14							PAGE 1

A.	DATES				Begin	End	# days

1	Determination Date					2/18/2014
2	Payment Date					2/20/2014
3	Collection Period				12/29/2013	2/1/2014	35
4	Monthly Interest Period- Actual				2/12/2014	2/19/2014	8
5	Monthly Interest- Scheduled						8

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	263,000,000.00	—	45,954,186.08	217,045,813.92	0.8252693
7	Class A-2-A Notes	325,000,000.00	325,000,000.00	—	—	325,000,000.00	1.0000000
8	Class A-2-B Notes	381,000,000.00	381,000,000.00	—	—	381,000,000.00	1.0000000
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	—	426,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$1,499,000,000.00	$—	$45,954,186.08	$1,453,045,813.92

12	Overcollateralization	269,948,825.63	269,948,825.63			280,140,820.35

13	Total Securitization Value	$1,768,948,825.63	$1,768,948,825.63			$1,733,186,634.28

14	NPV Lease Payments Receivable	765,853,915.91	765,853,915.91			736,343,453.94

15	NPV Base Residual	1,003,094,909.72	1,003,094,909.72			1,008,938,611.39

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.20000%	N/A	11,688.89	0.0444444	45,965,874.97	174.7751900
17	Class A-2-A Notes	0.52000%	N/A	37,555.56	0.1155556	37,555.56	0.1155556
18	Class A-2-B Notes	0.36350%	0.15350%	30,776.33	0.0807778	30,776.33	0.0807778
19	Class A-3 Notes	0.80000%	N/A	75,733.33	0.1777778	75,733.33	0.1777778
20	Class A-4 Notes	0.99000%	N/A	22,880.00	0.2200000	22,880.00	0.2200000

	Equals: Total Securities			178,634.11		46,132,820.19

C.	COLLECTIONS AND AVAILABLE FUNDS

21	Lease Payments Received						34,352,552.10
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						13,242,262.11
24	Sales Proceeds via Customer - Scheduled Terminations						—
25	Sales Proceeds via Auction - Scheduled Terminations						—
26	Sales Proceeds via Dealer - Scheduled Terminations						—
27	Security Deposits for Terminated Accounts						2,675.00
28	Excess Wear and Tear Received						—
29	Excess Mileage Charges Received						14,455.00
30	Other Recoveries Received						—

31	Subtotal: Total Collections						47,611,944.21

32	Repurchase Payments						—
33	Postmaturity Term Extension						—
34	Investment Earnings on Collection Account						—

35	Total Available Funds, prior to Servicer Advances						47,611,944.21

36	Servicer Advance						—

37	Total Available Funds						47,611,944.21

38	Reserve Account Draw						—

39	Available for Distribution						47,611,944.21

D.	DISTRIBUTIONS

40	Payment Date Advance Reimbursement (Item 80)						—
41	Servicing Fee (Servicing and Administrative Fees paid pro rata):
42	Servicing Fee Shortfall from Prior Periods						—
43	Servicing Fee Due in Current Period						1,474,124.02
44	Servicing Fee Shortfall						—
45	Administration Fee (Servicing and Administrative Fees paid pro rata):
46	Administration Fee Shortfall from Prior Periods						—
47	Administration Fee Due in Current Period						5,000.00
48	Administration Fee Shortfall						—
49	Interest Paid to Noteholders						178,634.11
50	First Priority Principal Distribution Amount						—
51	Amount Paid to Reserve Account to Reach Specified Balance						—
52	Subtotal: Remaining Available Funds					45,954,186.08
53	Regular Principal Distribution Amount					62,112,294.01
54	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						45,954,186.08
55	Other Amounts paid to Trustees						—

56	Remaining Available Funds						—

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14			PAGE 2

E.	CALCULATIONS

57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,499,000,000.00
59	Less: Aggregate Securitization Value (End of Collection Period)		(1,733,186,634.28)

60	First Priority Principal Distribution Amount (not less than zero)		—

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,499,000,000.00
63	Less: First Priority Principal Distribution Amount		—
64	Less: Targeted Note Balance		(1,436,887,705.99)

65	Regular Principal Distribution Amount		62,112,294.01

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		1,733,186,634.28
68	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

69	Targeted Note Balance		1,436,887,705.99

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 31)		47,611,944.21
72	Less: Payment Date Advance Reimbursement (Item 80)		—
73	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,474,124.02
74	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
75	Less: Interest Paid to Noteholders (Item 45)		178,634.11
76	Less: 1st Priority Principal Distribution (Item 56)		—

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		45,954,186.08
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

79	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

80	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		45,954,186.08

81	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		—
84	Payment Date Advance Reimbursement		—
85	Additional Payment Advances for current period		—

86	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

87	Reserve Account Balances:
88	Targeted Reserve Account Balance		8,844,744.13
89	Initial Reserve Account Balance		8,844,744.13

90	Beginning Reserve Account Balance		8,844,744.13
91	Plus: Net Investment Income for the Collection Period		—

92	Subtotal: Reserve Fund Available for Distribution		8,844,744.13
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
94	Less: Reserve Account Draw Amount (Item 77)		—

95	Subtotal Reserve Account Balance		8,844,744.13
96	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		—

97	Equals: Ending Reserve Account Balance		8,844,744.13

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

99	Current Period Net Residual Losses:	Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units - Customer	—	—
101	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	—	—
102	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	—	—
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		—
104	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		—
105	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		—
106	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
107	Less: Excess Wear and Tear Received		—
108	Less: Excess Mileage Received		(14,455.00)

109	Current Period Net Residual Losses/(Gains)	—	(14,455.00)

110	Cumulative Net Residual Losses:
111	Beginning Cumulative Net Residual Losses	—	—
112	Current Period Net Residual Losses (Item 101)	—	(14,455.00)

113	Ending Cumulative Net Residual Losses	—	(14,455.00)

114	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 3

G.	POOL STATISTICS

115	Collateral Pool Balance Data			Initial	Current
116	Aggregate Securitization Value			1,768,948,826	1,733,186,634
117	Aggregate Base Residual Value			1,179,997,811	1,171,598,502
118	Number of Current Contracts			68,943	68,448
119	Weighted Average Lease Rate			2.78%	2.78%
120	Average Remaining Term			29.3	28.3
121	Average Original Term			39.2	39.2
122	Proportion of Base Prepayment Assumption Realized				229.73%
123	Actual Monthly Prepayment Speed				0.65%
124	Turn-in Ratio on Scheduled Terminations				0.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
125	Pool Balance - Beginning of Period		68,943	1,991,922,072	1,768,948,826
126	Depreciation/Payments			(25,726,015)	(23,676,812)
127	Gross Credit Losses		—	—	—
128	Early Terminations - Regular		(495)	(13,668,569)	(12,085,379)
129	Early Terminations - Lease Pull Aheads		—	—	—
130	Scheduled Terminations - Purchased by Customer	—	—	—	—
131	Scheduled Terminations - Sold at Auction	—	—	—	—
132	Scheduled Terminations - Purchased by Dealer	—	—	—	—

133	Pool Balance - End of Period		68,448	1,952,527,489	1,733,186,634

134	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
135	Current		68,213	1,727,633,037	99.68%
136	31 - 90 Days Delinquent		235	5,553,597	0.32%
137	91+ Days Delinquent		—	—	0.00%

138	Total		68,448	1,733,186,634	100.00%

139	Credit Losses:			Units	Amounts
140	Aggregate Securitization Value on charged-off units			—	—
141	Aggregate Liquidation Proceeds on charged-off units				—
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
144	Recoveries on charged-off units				—

145	Current Period Aggregate Net Credit Losses/(Gains)			—	—

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			—	—
148	Current Period Net Credit Losses (Item 136)			—	—

149	Ending Cumulative Net Credit Losses			—	—

150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

151	Aging of Scheduled Maturities Not Sold				Units
152	0 - 60 Days since Contract Maturity				—
153	61 - 120 Days since Contract Maturity				—
154	121 + Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 4

        SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
3/20/2014	18,730,662
4/20/2014	18,845,757
5/20/2014	18,958,709
6/20/2014	19,035,588
7/20/2014	20,788,053
8/20/2014	20,994,013
9/20/2014	24,203,083
10/20/2014	27,104,531
11/20/2014	31,542,342
12/20/2014	31,234,992
1/20/2015	28,705,942
2/20/2015	29,200,808
3/20/2015	32,338,285
4/20/2015	26,298,866
5/20/2015	25,474,030
6/20/2015	27,901,295
7/20/2015	30,290,523
8/20/2015	33,818,612
9/20/2015	34,980,237
10/20/2015	44,920,247
11/20/2015	51,268,277
12/20/2015	60,213,536
1/20/2016	62,906,882
2/20/2016	52,805,643
3/20/2016	56,083,042
4/20/2016	31,332,326
5/20/2016	36,197,358
6/20/2016	64,746,665
7/20/2016	69,662,171
8/20/2016	71,076,174
9/20/2016	67,696,905
10/20/2016	76,820,825
11/20/2016	64,647,303
12/20/2016	74,807,788
1/20/2017	75,592,097
2/20/2017	71,610,254
3/20/2017	26,829,826
4/20/2017	13,193,201
5/20/2017	10,381,774
6/20/2017	29,220,941
7/20/2017	33,880,222
8/20/2017	30,565,661
9/20/2017	20,614,637
10/20/2017	10,732,810
11/20/2017	7,841,410
12/20/2017	7,489,326
1/20/2018	6,336,189
2/20/2018	3,154,441
3/20/2018	112,378
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—

Total:	1,733,186,634.27

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual	cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month